FINANCIAL EXPENSES OR INCOME	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Expenses Or Income [Abstract]
FINANCIAL EXPENSES OR INCOME
NOTE 21 - FINANCIAL EXPENSES OR INCOME

a.  Financial Income

	For the year ended December 31,
	2025	2024	2023
	US Dollars in thousands
Interest income on cash and bank deposits	6,217	3,110	1,685
Financial income in respect of change in fair value options	-	148	-
Financial income in respect of shareholders and related companies	224	150	24
Financial income in respect of finance sub-lease	-	-	17
Financial income in respect of exchange rate differences	4,231	-	767
	10,672	3,408	2,493

b.  Financial Expenses

	For the year ended December 31,
	2025	2024	2023
	US Dollars in thousands
Interest expense on bank loans and bank fees	(3,380)	(6,181)	(3,389)
Financial expenses in respect of change in fair value options	(53)	-	(310)
Financial expenses in respect of loans from others	-	(197)	(591)
Financial expenses in respect of other liabilities	(997)	(1,552)	(161)
Financial expenses in respect of debentures	(8,892)	-	-
Financial expenses in respect of leases liabilities	(344)	(333)	(330)
Financial Expenses in respect of exchange rate differences	-	(2,634)	-
	(13,666)	(10,897)	(4,781)